Portfolio of Investments

September 30, 2019 (unaudited)

U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 99.9%
CANADA — 6.1%
Shopify, Inc., Class A *	2,924	$911,294

UNITED STATES — 93.8%
2U, Inc.*	3,128	50,924
ABIOMED, Inc.*	1,928	342,972
Activision Blizzard, Inc.	2,280	120,658
Agios Pharmaceuticals, Inc.*	1,769	57,316
Alnylam Pharmaceuticals, Inc.*	2,425	195,018
Alphabet, Inc., Class C *	569	693,611
Amazon.com, Inc.*	958	1,663,002
Appian Corp., Class A *	3,362	159,695
Chegg, Inc.*	6,135	183,743
Chewy, Inc., Class A *	6,626	162,867
CoStar Group, Inc.*	630	373,716
Denali Therapeutics, Inc.*	7,106	108,864
Eventbrite, Inc., Class A *	5,359	94,908
Facebook, Inc., Class A *	3,357	597,814
First Republic Bank	4,735	457,874
Fortive Corp.	2,709	185,729
Glaukos Corp.*	4,528	283,045
GrubHub, Inc.*	7,355	413,424
HEICO Corp., Class A	2,155	209,703
Illumina, Inc.*	2,124	646,163
Interactive Brokers Group, Inc., Class A	4,062	218,454
Lyft, Inc., Class A *	2,419	98,792
Markel Corp.*	133	157,193
MarketAxess Holdings, Inc.	2,965	971,037
Mastercard, Inc., Class A	2,377	645,522
Moderna, Inc.*	4,938	78,613
Netflix, Inc.*	2,340	626,231
New Relic, Inc.*	2,104	129,291
Novocure Ltd.*	6,316	472,310
NOW, Inc.*	9,578	109,860
NVIDIA Corp.	861	149,874
Penumbra, Inc.*	1,549	208,325
Redfin Corp.*	9,350	157,454
Roku, Inc.*	3,831	389,843
Stitch Fix, Inc., Class A *	7,651	147,282
Tesla, Inc.*	2,618	630,598
Trade Desk, Inc. (The), Class A *	2,600	487,630
Watsco, Inc.	1,985	335,822
Wayfair, Inc., Class A *	5,481	614,530

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
Yext, Inc.*	10,221	$162,412
Zillow Group, Inc., Class A *	3,752	110,853
		13,902,972
TOTAL INVESTMENTS — 99.9% (cost $14,324,577)		$14,814,266
Other assets less liabilities — 0.1%		8,821
NET ASSETS — 100.0%		$14,823,087

*  Non-income producing security.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$14,814,266	$—	$—	$14,814,266
Total	$14,814,266	$—	$—	$14,814,266

**  Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.